BONDS AND NOTES ISSUED, Summary of Bonds and Notes Issued (Details) ¥ in Thousands, S/ in Thousands, Bs. in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2021 PEN (S/)	Dec. 31, 2020 PEN (S/)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 JPY (¥)	Dec. 31, 2021 BOB (Bs.)	Aug. 31, 2021 PEN (S/)	Mar. 30, 2021	Dec. 31, 2020 USD ($)	Dec. 31, 2020 JPY (¥)	Dec. 31, 2020 BOB (Bs.)	Sep. 30, 2019 USD ($)	Jul. 31, 2019 JPY (¥)	Feb. 28, 2019 USD ($)
Disclosure of detailed information about borrowings [Abstract]
Carrying amount		S/ 16,944,418	S/ 16,181,568
Interest payable		134,411	137,839
Notes and debentures issued		S/ 17,078,829	S/ 16,319,407
Minimum [Member]
Disclosure of detailed information about borrowings [Abstract]
Maturity		January 2022	January 2021
Maximum [Member]
Disclosure of detailed information about borrowings [Abstract]
Maturity		March 2032	March 2032
MiBanco [Member]
Disclosure of detailed information about borrowings [Abstract]
Annual interest rate								5.84%
Senior Notes One [Member] | Banco de Credito del Peru [Member]
Disclosure of detailed information about borrowings [Abstract]
Interest payment	[1]	Semi-annual
Maturity	[1]	April 2023	April 2023
Issued amount | $	[1]			$ 716,301					$ 716,301
Carrying amount	[1]	S/ 2,821,515	S/ 2,552,985
Senior Notes One [Member] | Banco de Credito del Peru [Member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [Abstract]
Annual interest rate	[1]	4.25%		4.25%	4.25%	4.25%
Senior Notes Two [Member]
Disclosure of detailed information about borrowings [Abstract]
Issued amount | $												$ 800,000
Senior Notes Two [Member] | Cash Flow Hedges [Member]
Disclosure of detailed information about borrowings [Abstract]
Issued amount		S/ 199,400	S/ 181,100	$ 50,000					50,000
Senior Notes Two [Member] | Banco de Credito del Peru [Member]
Disclosure of detailed information about borrowings [Abstract]
Interest payment	[2]	Semi-annual
Maturity	[2]	January 2025	January 2025
Issued amount | $	[2]			$ 700,000					700,000
Carrying amount	[2]	S/ 2,721,570	S/ 2,453,353
Senior Notes Two [Member] | Banco de Credito del Peru [Member] | Fixed interest rate [member] | Minimum [Member]
Disclosure of detailed information about borrowings [Abstract]
Annual interest rate	[2]	2.70%		2.70%	2.70%	2.70%
Senior Notes Two [Member] | Banco de Credito del Peru [Member] | Fixed interest rate [member] | Maximum [Member]
Disclosure of detailed information about borrowings [Abstract]
Annual interest rate	[2]	5.38%		5.38%	5.38%	5.38%
Senior Notes Three [Member] | Banco de Credito del Peru [Member]
Disclosure of detailed information about borrowings [Abstract]
Interest payment	[3]	Semi-annual
Maturity	[3]	September 2024	September 2024
Issued amount	[3]	S/ 2,900,000	S/ 2,900,000
Carrying amount	[3]	S/ 2,484,121	S/ 2,469,832
Senior Notes Three [Member] | Banco de Credito del Peru [Member] | Fixed interest rate [member] | Minimum [Member]
Disclosure of detailed information about borrowings [Abstract]
Annual interest rate	[3]	4.65%		4.65%	4.65%	4.65%
Senior Notes Three [Member] | Banco de Credito del Peru [Member] | Fixed interest rate [member] | Maximum [Member]
Disclosure of detailed information about borrowings [Abstract]
Annual interest rate	[3]	4.85%		4.85%	4.85%	4.85%
Senior Notes Four [Member]
Disclosure of detailed information about borrowings [Abstract]
Interest payment	[4]	Semi-annual
Maturity	[4]	June 2025	June 2025
Issued amount		S/ 1,993,500	S/ 1,810,500	$ 500,000					500,000
Carrying amount	[4]	S/ 1,906,364	1,737,139
Senior Notes Four [Member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [Abstract]
Annual interest rate	[4]	2.75%		2.75%	2.75%	2.75%
Senior Notes Five [Member]
Disclosure of detailed information about borrowings [Abstract]
Issued amount		S/ 119,600	S/ 108,600	$ 30,000					30,000
Senior Notes Five [Member] | Banco de Credito del Peru [Member]
Disclosure of detailed information about borrowings [Abstract]
Interest payment	[5]	Quarterly
Maturity	[5]	March 2022	March 2022
Issued amount | $	[5]			$ 30,000					30,000
Carrying amount	[5]	S/ 119,585	S/ 108,479
Senior Notes Five [Member] | Banco de Credito del Peru [Member] | LIBOR [Member]
Disclosure of detailed information about borrowings [Abstract]
Borrowing term	[5]	3 months
Borrowings basis spread on variable rate	[5]	0.0055
Senior Notes Six [Member] | Cash Flow Hedges [Member]
Disclosure of detailed information about borrowings [Abstract]
Annual interest rate		0.45%		0.45%	0.45%	0.45%
Issued amount		S/ 173,200			¥ 5,000,000
Senior Notes Six [Member] | Banco de Credito del Peru [Member]
Disclosure of detailed information about borrowings [Abstract]
Interest payment	[6]	Semi-annual
Maturity	[6]	December 2023	0
Issued amount | ¥	[6]				¥ 5,000,000					¥ 0
Carrying amount	[6]	S/ 172,773	S/ 0
Senior Notes Six [Member] | Banco de Credito del Peru [Member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [Abstract]
Annual interest rate	[6]	0.45%		0.45%	0.45%	0.45%
Senior Notes Seven [Member] | Cash Flow Hedges [Member]
Disclosure of detailed information about borrowings [Abstract]
Issued amount			S/ 175,300				S/ 185,700			5,000,000			¥ 5,000,000
Senior Notes Seven [Member] | Banco de Credito del Peru [Member]
Disclosure of detailed information about borrowings [Abstract]
Interest payment	[7]	Semi-annual
Maturity	[7]	0	August 2021
Issued amount | ¥	[7]				¥ 0					¥ 5,000,000
Carrying amount	[7]	S/ 0	S/ 175,087
Senior Notes Seven [Member] | Banco de Credito del Peru [Member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [Abstract]
Annual interest rate	[7]	0.42%		0.42%	0.42%	0.42%
Senior Notes Eight [Member]
Disclosure of detailed information about borrowings [Abstract]
Issued amount | $														$ 70,000
Senior Notes Eight [Member] | Banco de Credito del Peru [Member]
Disclosure of detailed information about borrowings [Abstract]
Interest payment	[8]	Quarterly
Maturity	[8]	0	March 2021
Issued amount | $	[8]			$ 0					70,000
Carrying amount	[8]	S/ 0	S/ 253,412
Senior Notes Eight [Member] | Banco de Credito del Peru [Member] | LIBOR [Member]
Disclosure of detailed information about borrowings [Abstract]
Borrowing term	[8]	3 months
Borrowings basis spread on variable rate	[8]	0.0100
MMT 100 - Secured Notes [Member] | CCR Inc. [Member] | 2012 Series C Floating Rate Certificates [Member]
Disclosure of detailed information about borrowings [Abstract]
Annual interest rate	[9]	4.75%		4.75%	4.75%	4.75%
Interest payment	[9]	Monthly
Maturity	[9]	July 2022	July 2022
Issued amount | $	[9]			$ 315,000					315,000
Carrying amount	[9]	S/ 104,659	S/ 257,996
Corporate bonds [Member]
Disclosure of detailed information about borrowings [Abstract]
Carrying amount		S/ 551,685	S/ 790,577
Corporate Bonds, Fourth Program, Tenth Issuance (Series A, B and C) [Member] | Banco de Credito del Peru [Member]
Disclosure of detailed information about borrowings [Abstract]
Interest payment		Semi-annual
Maturity		October 2022 / November 2022	December 2021/ November 2022
Issued amount		S/ 400,000	S/ 550,000
Carrying amount		S/ 399,923	S/ 527,794
Corporate Bonds, Fourth Program, Tenth Issuance (Series A, B and C) [Member] | Banco de Credito del Peru [Member] | Fixed interest rate [member] | Minimum [Member]
Disclosure of detailed information about borrowings [Abstract]
Annual interest rate		5.31%		5.31%	5.31%	5.31%
Corporate Bonds, Fourth Program, Tenth Issuance (Series A, B and C) [Member] | Banco de Credito del Peru [Member] | Fixed interest rate [member] | Maximum [Member]
Disclosure of detailed information about borrowings [Abstract]
Annual interest rate		5.50%		5.50%	5.50%	5.50%
Corporate Bonds, Fifth Program, Third Issuance, Series C [Member] | Banco de Credito del Peru [Member]
Disclosure of detailed information about borrowings [Abstract]
Interest payment		Semi-annual
Maturity		July 2022	July 2022
Issued amount		S/ 109,310	S/ 109,310
Carrying amount		S/ 109,182	S/ 108,980
Corporate Bonds, Fifth Program, Third Issuance, Series C [Member] | Banco de Credito del Peru [Member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [Abstract]
Annual interest rate		4.25%		4.25%	4.25%	4.25%
Corporate Bonds, Fifth Program, Third Issuance Series A [Member] | Banco de Credito del Peru [Member]
Disclosure of detailed information about borrowings [Abstract]
Interest payment		Semi-annual
Maturity		0	July 2021
Issued amount		S/ 0	S/ 70,770
Carrying amount		S/ 0	S/ 69,178
Corporate Bonds, Fifth Program, Third Issuance Series A [Member] | Banco de Credito del Peru [Member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [Abstract]
Annual interest rate		4.59%		4.59%	4.59%	4.59%
Corporate Bonds, Fifth Program, Third Issuance Series D [Member] | Banco de Credito del Peru [Member]
Disclosure of detailed information about borrowings [Abstract]
Interest payment		Semi-annual
Maturity		August 2022	August 2022
Issued amount		S/ 42,660	S/ 42,660
Carrying amount		S/ 42,580	S/ 42,456
Corporate Bonds, Fifth Program, Third Issuance Series D [Member] | Banco de Credito del Peru [Member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [Abstract]
Annual interest rate		3.88%		3.88%	3.88%	3.88%
Corporate Bonds, Fifth Program, Third Issuance Series B [Member] | Banco de Credito del Peru [Member]
Disclosure of detailed information about borrowings [Abstract]
Interest payment		Semi-annual
Maturity		0	October 2021
Issued amount		S/ 0	S/ 42,200
Carrying amount		S/ 0	42,169
Corporate Bonds, Fifth Program, Third Issuance Series B [Member] | Banco de Credito del Peru [Member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [Abstract]
Annual interest rate		4.88%		4.88%	4.88%	4.88%
Subordinated bonds [Member]
Disclosure of detailed information about borrowings [Abstract]
Carrying amount		S/ 791,843	S/ 691,163
Subordinated Bonds One [Member] | Banco de Credito del Peru [Member]
Disclosure of detailed information about borrowings [Abstract]
Interest payment	[10]	Semi-annual
Maturity	[10]	April 2027 / September 2031	April 2027 / July 2030
Issued amount | $	[10]			$ 1,350,000					1,144,700
Carrying amount	[10]	S/ 5,269,458	S/ 4,028,266
Subordinated Bonds One [Member] | Banco de Credito del Peru [Member] | Fixed interest rate [member] | Minimum [Member]
Disclosure of detailed information about borrowings [Abstract]
Annual interest rate	[10]	3.13%		3.13%	3.13%	3.13%
Subordinated Bonds One [Member] | Banco de Credito del Peru [Member] | Fixed interest rate [member] | Maximum [Member]
Disclosure of detailed information about borrowings [Abstract]
Annual interest rate	[10]	6.13%		6.13%	6.13%	6.13%
Subordinated Bonds Two [Member] | Banco de Credito del Peru [Member]
Disclosure of detailed information about borrowings [Abstract]
Interest payment	[10]	Semi-annual
Maturity	[10]	0	September 2026
Issued amount | $	[10]			$ 0					181,505
Carrying amount	[10]	S/ 0	S/ 651,176
Subordinated Bonds Two [Member] | Banco de Credito del Peru [Member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [Abstract]
Annual interest rate	[10]	6.88%		6.88%	6.88%	6.88%
Subordinated Bonds, First Program, First Issuance Series A [Member] | Banco de Credito del Peru [Member]
Disclosure of detailed information about borrowings [Abstract]
Interest payment		Semi-annual
Maturity		May 2027	May 2027
Issued amount		S/ 15,000	S/ 15,000
Carrying amount		S/ 15,000	S/ 15,000
Subordinated Bonds, First Program, First Issuance Series A [Member] | Banco de Credito del Peru [Member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [Abstract]
Annual interest rate		6.22%		6.22%	6.22%	6.22%
Subordinated Bonds, First Program, First Issuance Series A [Member] | Pacifico Seguros [Member]
Disclosure of detailed information about borrowings [Abstract]
Interest payment		Quarterly
Maturity		November 2026	November 2026
Issued amount | $				$ 60,000					60,000
Carrying amount		S/ 239,220	S/ 217,260
Subordinated Bonds, First Program, First Issuance Series A [Member] | Pacifico Seguros [Member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [Abstract]
Annual interest rate		6.97%		6.97%	6.97%	6.97%
Subordinated Bonds, Second Program, Second Issuance Series A [Member] | Pacifico Seguros [Member]
Disclosure of detailed information about borrowings [Abstract]
Interest payment		Semi-annual
Maturity		December 2030	December 2030
Issued amount | $				$ 50,000					50,000
Carrying amount		S/ 181,511	S/ 164,784
Subordinated Bonds, Second Program, Second Issuance Series A [Member] | Pacifico Seguros [Member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [Abstract]
Annual interest rate		4.41%		4.41%	4.41%	4.41%
Subordinated Bonds, Second Program, First Issuance Series A [Member] | MiBanco [Member]
Disclosure of detailed information about borrowings [Abstract]
Interest payment	[11]	Semi-annual
Maturity	[11]	0	May 2026
Issued amount	[11]	S/ 0	S/ 100,000
Carrying amount	[11]	S/ 0	S/ 100,000
Subordinated Bonds, Second Program, First Issuance Series A [Member] | MiBanco [Member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [Abstract]
Annual interest rate	[11]	8.50%		8.50%	8.50%	8.50%
Subordinated Bonds, Second Program, First Issuance Series B [Member] | MiBanco [Member]
Disclosure of detailed information about borrowings [Abstract]
Interest payment		Semi-annual
Maturity		June 2027	June 2027
Issued amount		S/ 30,000	S/ 30,000
Carrying amount		S/ 30,000	S/ 30,000
Subordinated Bonds, Second Program, First Issuance Series B [Member] | MiBanco [Member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [Abstract]
Annual interest rate		7.22%		7.22%	7.22%	7.22%
Subordinated Bonds, Third program, Issuance II [Member] | Banco De Credito De Bolivia [Member]
Disclosure of detailed information about borrowings [Abstract]
Interest payment		Semi-annual
Maturity		August 2022	August 2022
Issued amount | Bs.						Bs. 137,200					Bs. 137,200
Carrying amount		S/ 80,453	S/ 73,546
Subordinated Bonds, Third program, Issuance II [Member] | Banco De Credito De Bolivia [Member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [Abstract]
Annual interest rate		5.25%		5.25%	5.25%	5.25%
Subordinated Bonds, Third program, Issuance III [Member] | Banco De Credito De Bolivia [Member]
Disclosure of detailed information about borrowings [Abstract]
Interest payment		Semi-annual
Maturity		August 2030	August 2030
Issued amount | Bs.						Bs. 100,000					100,000
Carrying amount		S/ 58,461	S/ 53,278
Subordinated Bonds, Third program, Issuance III [Member] | Banco De Credito De Bolivia [Member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [Abstract]
Annual interest rate		6.00%		6.00%	6.00%	6.00%
Subordinated Bonds, Third program, Issuance I [Member] | Banco De Credito De Bolivia [Member]
Disclosure of detailed information about borrowings [Abstract]
Interest payment		Semi-annual
Maturity		August 2028	August 2028
Issued amount | Bs.						Bs. 70,000					Bs. 70,000
Carrying amount		S/ 40,922	S/ 37,295
Subordinated Bonds, Third program, Issuance I [Member] | Banco De Credito De Bolivia [Member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [Abstract]
Annual interest rate		6.25%		6.25%	6.25%	6.25%
Subordinated Bonds Fourth Program First Issuance Series A [Member] | MiBanco [Member]
Disclosure of detailed information about borrowings [Abstract]
Interest payment	[11]	Semi-annual
Maturity	[11]	March 2031	0
Issued amount	[11]	S/ 155,000	S/ 0
Carrying amount	[11]	S/ 146,276	S/ 0
Subordinated Bonds Fourth Program First Issuance Series A [Member] | MiBanco [Member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [Abstract]
Annual interest rate	[11]	5.84%		5.84%	5.84%	5.84%
Negotiable Certificates of Deposit [Member] | MiBanco [Member]
Disclosure of detailed information about borrowings [Abstract]
Interest payment		Annual
Maturity		January 2022 / August 2025	January 2021 / November 2024
Issued amount		S/ 939	S/ 1,385
Carrying amount		S/ 845	S/ 1,385
Negotiable Certificates of Deposit [Member] | MiBanco [Member] | Fixed interest rate [member] | Minimum [Member]
Disclosure of detailed information about borrowings [Abstract]
Annual interest rate		1.71%		1.71%	1.71%	1.71%
Negotiable Certificates of Deposit [Member] | MiBanco [Member] | Fixed interest rate [member] | Maximum [Member]
Disclosure of detailed information about borrowings [Abstract]
Annual interest rate		5.80%		5.80%	5.80%	5.80%
Negotiable Certificates of Deposit [Member] | MiBanco [Member] | LIBOR [Member]
Disclosure of detailed information about borrowings [Abstract]
Borrowing term		3 months
Borrowings basis spread on variable rate		0.0279
Subordinated Negotiable Certificates [Member] | Banco de Credito del Peru [Member]
Disclosure of detailed information about borrowings [Abstract]
Interest payment		Quarterly
Maturity		0	November 2021
Issued amount | $				$ 0					$ 2,960
Carrying amount		S/ 0	S/ 10,718

[1]	The Bank can redeem the total or part of the notes at any time, having as a penalty an interest rate equal to the Treasury of the United States of America’s rate plus 50 basis point. The payment of principal will take place on the due date of the notes or when the Bank redeems these notes.
[2]	In September 2019, the Bank announced a repurchase offer and propose an exchange to the holders of senior notes of the US$ 800.0 million issued in September of 2010, managing to repurchase US$ 220.3 million and exchanging US$ 205.0 million with new senior notes, at market rates , whose terms and conditions are very similar to the previous issue. At the end of said offer, the Bank kept a notional value payable amounting to US$374.6 million, which matured in September 2020.
[3]	In September 2019, the Bank announced a repurchase offer and propose an exchange to the holders of senior notes of the S/2,000 million issued in October of 2017, managing to repurchase S/291.2 million and exchanging S/1,308.8 million with new senior notes, at market rates, whose terms and conditions are very similar to the previous issue. At the end of said offer, the Bank keeps a notional value payable amounting to S/400.0 million, which was fully redeemed in October 2020.
[4]	In June 2020, Credicorp Ltd. issued Senior Notes for approximately US$500.0 million, equivalent to S/1,993.5 million as of December 31, 2021 (US$500.0 mllion, equivalent to S/1,810.5 million as of December31, 2020) at fixed interest rate, whose maturity date is on June 17, 2025.
[5]	On December 31, 2021, the Group maintains an IRS for a notional amount of US$30.0 million, equivalent to S/119.6 million (US$30.0 million equivalent to S/108.6 million, as of December 31, 2020), see note 13(c), which was designated as cash flows hedge of a corporate bond issued in US dollar at a variable rate. By means of the IRS, this bond was economically converted to a fixed interest rate.
[6]	In November of 2021, the Bank issued Senior Notes for approximately JPY5,000.0 million, equivalent to S/173.2 million as of December 31, 2021 at fixed interest rate of 0.45 percent, which matures on December 31, 2023.
[7]	In July of 2019, the Bank issued Senior Notes for approximately JPY5,000.0 million, equivalent to S/185.7 million as of August 31, 2021 (JPY5,000.0 million, equivalent to S/175.3 million as of December 31, 2020) at fixed interest rate. These Notes matured in August 2021.
[8]	In February of 2019, the Bank issued Senior Notes for approximately US$70.0 million at variable rate. These Notes matured in March 2021.
[9]	This issue is guaranteed by the future collection of electronic payment orders sent to BCP (including foreign branches) through the Society Worldwide Interbank Financial Telecommunications, through which the correspondent bank uses the network to places orders of payment to the beneficiary that is not a financial institution.
[10]	In July 2020, The Bank repurchased US$294.6 million from the total US$476.1 million outstanding amount of “6.875% Fixed- to-Floating Rate Subordinated Notes due 2026”. Also, the Bank repurchased US$224.9 and exchanged US$200.4 million from the total US$720 million outstanding amount of “6.125% Fixed-to-Floating Rate Subordinated Notes due 2027”.
[11]	On March 30, 2021, Mibanco S.A. issued the Fourth Program Series A Subordinated Bonds amounting to S/155.0 million with a fixed rate of 5.84 percent, which matures on March 31, 2031. The payment of the principal will take place on the maturity date, or when Mibanco S.A. redeems them, only after a minimum term of 5 years from issuance date.